SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES – 38.3%

Agency Mortgage-Backed Obligations – 29.9%
FHLMC
6.000%, 03/01/2035	$376	$ 424
5.500%, 04/01/2030	241	258
5.000%, 06/01/2041 to 01/01/2049	409	438
4.500%, 06/01/2038 to 07/01/2047	847	901
4.000%, 07/01/2037 to 05/01/2049	3,167	3,292
3.500%, 03/01/2043 to 12/01/2048	953	978
3.000%, 09/01/2036 to 03/01/2049	3,966	4,008
FHLMC CMO, Ser 2012-4057, Cl CS, IO
3.610%, VAR LIBOR USD 1 Month+6.050%, 04/15/2039	23	2
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.817%, 02/15/2038 (A)	59	4
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.688%, 04/15/2041 (A)	303	17
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.802%, 11/15/2038 (A)	313	16
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	173	174
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	80	85
FNMA
5.000%, 10/01/2033 to 02/01/2049	3,153	3,381
4.500%, 07/01/2033 to 09/01/2057	2,177	2,311
4.000%, 04/01/2036 to 06/01/2057	4,011	4,190
3.525%, 02/01/2029	300	320
3.500%, 10/01/2037 to 03/01/2057	6,850	7,042
3.350%, 05/01/2029	10	10
3.260%, 05/01/2029	30	31
3.240%, 05/01/2029	40	42
3.210%, 05/01/2029	40	41
3.160%, 05/01/2029	20	21
3.000%, 12/01/2037 to 09/01/2047	2,266	2,286
2.810%, 04/01/2025	40	41
FNMA CMO, Ser 2015-55, Cl IO, IO 1.564%, 08/25/2055 (A)	244	13
FNMA CMO, Ser 2015-56, Cl AS, IO
3.720%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	264	57
FNMA TBA
5.000%, 06/01/2038	200	211
4.500%, 06/14/2042	800	836
3.500%, 06/15/2026	2,100	2,157
FNMA, Ser M1, Cl A2
3.555%, 09/25/2028 (A)	190	203
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	40	43
FNMA, Ser M5, Cl A2
3.273%, 01/25/2029	70	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	$70	$ 74
GNMA
5.000%, 04/15/2048 to 01/20/2049	1,045	1,094
4.500%, 01/15/2042 to 01/20/2049	2,756	2,894
4.000%, 08/15/2045 to 12/20/2047	828	865
3.500%, 01/20/2047 to 10/20/2047	352	363
3.000%, 09/15/2042 to 05/20/2049	1,880	1,909
GNMA CMO, Ser 2007-51, Cl SG, IO
4.139%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	14	2
GNMA CMO, Ser 2012-34, Cl SA, IO
3.609%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	153	23
GNMA CMO, Ser 2012-43, Cl SN, IO
4.162%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	131	29
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.755%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	103	5
GNMA CMO, Ser 2014-118, Cl HS, IO
3.759%, VAR LIBOR USD 1 Month+6.200%, 08/20/2044	278	56
GNMA TBA
4.500%, 06/01/2039	180	187
4.000%, 06/01/2039	500	517
3.500%, 06/15/2041	1,700	1,747
3.000%, 07/15/2042	100	102
GNMA, Ser 123, Cl AH
3.250%, 09/16/2052	10	10
GNMA, Ser 2018-130, Cl A
3.250%, 05/16/2059	99	101

		43,884

Non-Agency Mortgage-Backed Obligations – 8.4%
BANK, Ser 2017-BNK8, Cl XA, IO
0.746%, 11/15/2050 (A)	1,651	86
BBCCRE Trust, Ser 2015-GTP, Cl D
4.563%, 08/10/2033 (A)(B)	140	136
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl A
3.111%, VAR LIBOR USD 1 Month+0.671%, 03/15/2037 (B)	100	99
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
2.700%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (B)	136	134

Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
2.975%, 05/25/2035 (A)(B)	234	184

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
3.977%, VAR ICE LIBOR USD 1 Month+1.500%, 10/25/2037 (B)	$120	$ 121
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (B)	100	100
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	385	395
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (A)	90	94
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
5.113%, VAR LIBOR USD 1 Month+2.650%, 05/15/2036 (B)	190	190
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057 (A)	210	220
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(B)	243	245
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (B)	100	103
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	649	647
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(B)	230	231
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
7.080%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	340	373
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
3.730%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2029	209	210
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.590%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	235	230
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.680%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	50	54
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
4.780%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	250	253
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	112	95
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	735	745

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (B)	$200	$ 211
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	373	378
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	190	187
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	190	187
Impac CMB Trust, Ser 2005-4, Cl 1M1
3.075%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	62	59
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
3.530%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	173	175
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.908%, 10/15/2050 (A)	1,468	84
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	176	181
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	450	459
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	168	164
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	224	227
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(B)	85	86
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	273	275
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	136	137
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	462	465
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(B)	412	416
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.131%, 07/15/2050 (A)	100	105
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	294
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.153%, 12/12/2049 (A)	90	59

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
3.900%, VAR LIBOR USD 1 Month+1.400%, 05/15/2036 (B)	$140	$ 140
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (A)(B)	110	112
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037	132	132
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/2035 (B)	78	81
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
3.390%, VAR LIBOR USD 1 Month+0.950%, 06/15/2033 (B)	100	100
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	230	237
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	297	301
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(B)	160	162
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	171	173
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	630	645
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	532	576
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (A)	270	282
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	359	373
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/2046	10	10

		12,418

Total Mortgage-Backed Securities (Cost $55,885) ($ Thousands)		56,302

CORPORATE OBLIGATIONS – 33.9%

Communication Services – 3.0%
AT&T
5.350%, 09/01/2040	1	1
4.500%, 03/09/2048	130	125
4.350%, 06/15/2045	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.777%, VAR ICE LIBOR USD 3 Month+1.180%, 06/12/2024	$462	$ 464
3.400%, 05/15/2025	438	444
CCO Holdings
5.125%, 05/01/2027 (B)	50	50
5.000%, 02/01/2028 (B)	10	10
Charter Communications Operating
6.484%, 10/23/2045	102	115
6.384%, 10/23/2035	390	437
5.750%, 04/01/2048	70	74
5.375%, 04/01/2038	20	21
5.050%, 03/30/2029	20	21
4.200%, 03/15/2028	110	110
3.579%, 07/23/2020	50	50
Comcast
6.400%, 05/15/2038	170	224
4.700%, 10/15/2048	40	44
4.250%, 10/15/2030	60	65
4.150%, 10/15/2028	160	172
3.950%, 10/15/2025	70	74
3.900%, 03/01/2038	40	41
3.375%, 08/15/2025	140	144
3.150%, 03/01/2026	20	20
Comcast Cable Communications Holdings
9.455%, 11/15/2022	270	331
Netflix
5.375%, 02/01/2021	10	10
Sprint
7.250%, 09/15/2021	10	11
Sprint Spectrum
4.738%, 03/20/2025 (B)	230	235
Telefonica Emisiones
4.103%, 03/08/2027	150	155
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	154
Verizon Communications
5.500%, 03/16/2047	6	7
5.250%, 03/16/2037	20	23
4.862%, 08/21/2046	20	22
4.522%, 09/15/2048	261	274
4.500%, 08/10/2033	170	184
4.329%, 09/21/2028	50	54
3.500%, 11/01/2024	20	21
3.376%, 02/15/2025	19	19
2.625%, 08/15/2026	10	10
Vodafone Group
5.250%, 05/30/2048	10	10
4.375%, 05/30/2028	140	146

		4,391

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Discretionary – 1.9%
1011778 BC ULC
4.250%, 05/15/2024 (B)	$20	$ 20
Amazon.com
4.950%, 12/05/2044	30	37
4.050%, 08/22/2047	30	33
3.875%, 08/22/2037	20	21
3.150%, 08/22/2027	50	51
American Axle & Manufacturing
6.625%, 10/15/2022	8	8
BMW US Capital
1.850%, 09/15/2021 (B)	10	10
Cox Communications
3.350%, 09/15/2026 (B)	231	229
3.250%, 12/15/2022 (B)	385	390
Daimler Finance North America
2.700%, 08/03/2020 (B)	180	180
Ford Motor
4.750%, 01/15/2043	30	25
General Motors
6.250%, 10/02/2043	50	51
5.150%, 04/01/2038	20	18
General Motors Financial
4.150%, 06/19/2023	545	550
3.450%, 04/10/2022	10	10
2.450%, 11/06/2020	20	20
Hanesbrands
4.875%, 05/15/2026 (B)	20	20
Hilton Domestic Operating
5.125%, 05/01/2026	10	10
Hilton Worldwide Finance
4.875%, 04/01/2027	20	20
Lennar
5.000%, 06/15/2027	10	10
4.750%, 11/29/2027	20	20
4.500%, 04/30/2024	20	20
McDonald’s MTN
3.800%, 04/01/2028	10	10
3.500%, 03/01/2027	90	93
Myriad International Holdings BV
4.850%, 07/06/2027 (B)	200	207
Sands China
5.125%, 08/08/2025	200	210
Time Warner
3.600%, 07/15/2025	135	138
Time Warner Cable
7.300%, 07/01/2038	90	106
5.875%, 11/15/2040	30	31
Time Warner Entertainment
8.375%, 07/15/2033	120	158
Toll Brothers Finance
4.375%, 04/15/2023	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
VOC Escrow
5.000%, 02/15/2028 (B)	$30	$ 29

		2,755

Consumer Staples – 2.8%
Altria Group
6.200%, 02/14/2059	10	11
5.950%, 02/14/2049	10	11
5.800%, 02/14/2039	130	141
5.375%, 01/31/2044	10	10
4.800%, 02/14/2029	50	52
4.750%, 05/05/2021	50	52
4.400%, 02/14/2026	70	73
3.800%, 02/14/2024	20	21
3.490%, 02/14/2022	20	20
2.850%, 08/09/2022	20	20
Anheuser-Busch
4.900%, 02/01/2046	638	660
3.650%, 02/01/2026	60	61
Anheuser-Busch InBev Finance
3.300%, 02/01/2023	120	122
2.650%, 02/01/2021	15	15
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	50	56
4.750%, 01/23/2029	150	163
4.150%, 01/23/2025	40	42
4.000%, 04/13/2028	20	21
3.500%, 01/12/2024	100	103
2.500%, 07/15/2022	60	60
BAT Capital
4.540%, 08/15/2047	110	99
3.557%, 08/15/2027	140	134
Constellation Brands
4.750%, 11/15/2024	80	87
Cott Holdings
5.500%, 04/01/2025 (B)	20	20
CVS Health
5.125%, 07/20/2045	60	61
3.875%, 07/20/2025	18	19
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	409	491
6.036%, 12/10/2028	228	252
Danone
2.077%, 11/02/2021 (B)	200	197
Diageo Capital
4.828%, 07/15/2020	110	113
Kraft Heinz Foods
5.375%, 02/10/2020	30	31
3.950%, 07/15/2025	70	71
Kroger
4.000%, 02/01/2024	407	426

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lamb Weston Holdings
4.875%, 11/01/2026 (B)	$20	$ 20
Mars
3.200%, 04/01/2030 (B)	10	10
2.700%, 04/01/2025 (B)	30	30
PepsiCo
4.600%, 07/17/2045	40	47
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	49
2.500%, 11/02/2022	50	50
1.875%, 11/01/2019	70	70
Reynolds American
5.850%, 08/15/2045	20	21
3.250%, 06/12/2020	11	11
Spectrum Brands
6.625%, 11/15/2022	10	10
Walgreens Boots Alliance
3.450%, 06/01/2026	40	39
Wm Wrigley Jr
3.375%, 10/21/2020 (B)	30	30

		4,112

Energy – 4.6%
Anadarko Finance
7.500%, 05/01/2031	60	78
Anadarko Petroleum
6.200%, 03/15/2040	75	90
5.550%, 03/15/2026	60	67
4.968%, 10/10/2036 (C)	1,000	468
4.850%, 03/15/2021	16	16
Antero Resources
5.375%, 11/01/2021	10	10
Apache
4.375%, 10/15/2028	90	92
4.250%, 01/15/2044	150	134
Blue Racer Midstream
6.125%, 11/15/2022 (B)	20	20
BP Capital Markets
3.535%, 11/04/2024	10	10
3.506%, 03/17/2025	100	104
BP Capital Markets America
3.588%, 04/14/2027	10	10
3.216%, 11/28/2023	200	204
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	10	10
Chesapeake Energy
8.000%, 06/15/2027	10	9
6.125%, 02/15/2021	10	10
Chevron
2.954%, 05/16/2026	30	31

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cimarex Energy
3.900%, 05/15/2027	$50	$ 51
Concho Resources
4.300%, 08/15/2028	325	344
3.750%, 10/01/2027	10	10
Continental Resources
4.500%, 04/15/2023	70	72
4.375%, 01/15/2028	20	21
3.800%, 06/01/2024	10	10
Devon Energy
5.850%, 12/15/2025	30	35
5.600%, 07/15/2041	50	57
5.000%, 06/15/2045	50	54
3.250%, 05/15/2022	20	20
Diamondback Energy
5.375%, 05/31/2025	10	10
Ecopetrol
5.875%, 05/28/2045	100	103
Energy Transfer Operating
6.250%, 04/15/2049	10	11
5.500%, 06/01/2027	121	131
5.250%, 04/15/2029	20	22
4.950%, 06/15/2028	10	11
4.500%, 04/15/2024	50	52
Enterprise Products Operating
4.150%, 10/16/2028	290	307
4.050%, 02/15/2022	123	127
EOG Resources
4.150%, 01/15/2026	20	21
ExxonMobil
4.114%, 03/01/2046	70	76
3.043%, 03/01/2026	40	41
Halliburton
5.000%, 11/15/2045	40	42
3.800%, 11/15/2025	50	51
Kerr-McGee
7.875%, 09/15/2031	10	13
6.950%, 07/01/2024	10	12
Kinder Morgan
5.300%, 12/01/2034	20	22
4.300%, 03/01/2028	20	21
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	42
3.500%, 03/01/2021	20	20
3.500%, 09/01/2023	30	31
MPLX
5.500%, 02/15/2049	30	32
4.875%, 06/01/2025	110	118
4.800%, 02/15/2029	60	64
4.700%, 04/15/2048	60	57
4.500%, 04/15/2038	10	9

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Noble Energy
5.250%, 11/15/2043	$10	$ 10
4.950%, 08/15/2047	10	10
4.150%, 12/15/2021	50	52
3.850%, 01/15/2028	30	30
Oasis Petroleum
6.875%, 01/15/2023	19	18
Occidental Petroleum
4.625%, 06/15/2045	20	21
4.400%, 04/15/2046	10	10
4.100%, 02/15/2047	70	67
3.400%, 04/15/2026	20	20
3.125%, 02/15/2022	19	19
3.000%, 02/15/2027	20	19
Pertamina Persero
6.000%, 05/03/2042 (B)	200	216
Petrobras Global Finance BV
7.375%, 01/17/2027	210	236
6.850%, 06/05/2115	50	49
5.750%, 02/01/2029	50	50
5.299%, 01/27/2025	155	161
Petroleos Mexicanos
6.625%, 06/15/2035	100	94
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	21
Phillips 66 Partners
3.605%, 02/15/2025	300	307
3.550%, 10/01/2026	232	231
Range Resources
5.875%, 07/01/2022	10	10
4.875%, 05/15/2025	30	26
Schlumberger Holdings
4.000%, 12/21/2025 (B)	30	31
3.900%, 05/17/2028 (B)	471	475
Shell International Finance BV
4.375%, 05/11/2045	50	55
4.000%, 05/10/2046	50	53
2.875%, 05/10/2026	80	80
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	212
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	384
Targa Resources Partners
6.875%, 01/15/2029 (B)	20	21
6.500%, 07/15/2027 (B)	10	11
5.875%, 04/15/2026	10	10
4.250%, 11/15/2023	10	10
Whiting Petroleum
5.750%, 03/15/2021	10	10
Williams
7.875%, 09/01/2021	30	33
7.750%, 06/15/2031	140	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.500%, 01/15/2031	$10	$ 13
3.700%, 01/15/2023	20	20
Williams Partners
5.250%, 03/15/2020	20	20
WPX Energy
8.250%, 08/01/2023	30	33

		6,814

Financials – 11.6%
Ally Financial
8.000%, 11/01/2031	50	63
Ambac Assurance
5.100%, 06/07/2020 (B)	0	–
Ambac LSNI
7.592%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (B)	1	1
American Express
3.400%, 02/27/2023	412	422
2.650%, 12/02/2022	140	140
American Express Credit MTN
2.375%, 05/26/2020	40	40
American International Group
3.750%, 07/10/2025	40	41
Banco Santander
4.379%, 04/12/2028	200	205
Bank of America
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	10	10
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	42
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	419	420
Bank of America MTN
5.000%, 01/21/2044	70	81
4.450%, 03/03/2026	10	10
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	258	273
4.000%, 01/22/2025	300	310
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	50	52
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	162
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	71
3.500%, 04/19/2026	224	229
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	207
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (B)	200	210
4.400%, 08/14/2028 (B)	200	209

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brighthouse Financial
4.700%, 06/22/2047	$50	$ 40
Capital One Financial
3.200%, 01/30/2023	203	206
Chubb INA Holdings
2.300%, 11/03/2020	10	10
CIT Group
5.250%, 03/07/2025	20	21
4.750%, 02/16/2024	20	21
Citigroup
8.125%, 07/15/2039	110	170
4.650%, 07/23/2048	10	11
4.450%, 09/29/2027	270	282
4.125%, 07/25/2028	90	93
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	60	62
3.700%, 01/12/2026	170	175
3.400%, 05/01/2026	866	876
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (B)	20	21
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	260
3.875%, 09/26/2023 (B)	392	407
3.125%, 04/26/2021	250	253
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%, 12/31/2049 (B)	260	290
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Yr Curr+1.644%, 01/10/2033 (B)	250	245
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	277
4.550%, 04/17/2026	250	265
Danske Bank
5.000%, 01/12/2022 (B)	200	207
Five Corners Funding Trust
4.419%, 11/15/2023 (B)	200	213
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	600	635
4.250%, 03/14/2024	200	206
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	205
Intesa Sanpaolo
3.125%, 07/14/2022 (B)	200	195
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	190
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	20	22
4.250%, 10/01/2027	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	$170	$ 180
4.125%, 12/15/2026	150	157
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	120	126
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	160	161
3.200%, 01/25/2023	407	414
3.125%, 01/23/2025	150	151
KKR Group Finance II
5.500%, 02/01/2043 (B)	208	229
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	229
Liberty Mutual Group
4.569%, 02/01/2029 (B)	49	52
4.250%, 06/15/2023 (B)	15	16
Lloyds Banking Group
4.375%, 03/22/2028	200	206
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (B)	374	386
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	333
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	120	124
Morgan Stanley MTN
3.875%, 04/29/2024	346	361
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	170	174
3.125%, 07/27/2026	219	217
Navient MTN
8.000%, 03/25/2020	40	41
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	232
Prudential Financial MTN
7.375%, 06/15/2019	385	386
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (B)	10	10
Royal Bank of Canada MTN
3.200%, 04/30/2021	40	40
2.150%, 10/26/2020	30	30
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	206
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	205
Santander Holdings USA
4.500%, 07/17/2025	10	10
Santander UK
2.375%, 03/16/2020	20	20

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	$30	$ 30
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	150	174
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	50	51
UBS MTN
4.500%, 06/26/2048 (B)	200	227
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	469
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	200	209
US Bank
3.150%, 04/26/2021	250	253
Voya Financial
3.125%, 07/15/2024	258	258
WEA Finance
3.750%, 09/17/2024 (B)	200	206
2.700%, 09/17/2019 (B)	430	430
Wells Fargo
4.480%, 01/16/2024	200	212
3.000%, 10/23/2026	50	49
Wells Fargo MTN
4.900%, 11/17/2045	50	55
4.750%, 12/07/2046	30	33
4.650%, 11/04/2044	100	106
4.400%, 06/14/2046	10	10
4.300%, 07/22/2027	300	315
3.450%, 02/13/2023	160	163
Westpac Banking
2.600%, 11/23/2020	40	40
2.300%, 05/26/2020	10	10

		17,083

Health Care – 1.5%
Abbott Laboratories
4.900%, 11/30/2046	40	47
4.750%, 11/30/2036	10	11
3.750%, 11/30/2026	23	24
Aetna
2.800%, 06/15/2023	10	10
Anthem
3.650%, 12/01/2027	70	71
3.350%, 12/01/2024	20	20
2.950%, 12/01/2022	50	50
Cardinal Health
3.079%, 06/15/2024	20	20
2.616%, 06/15/2022	20	20
Centene
6.125%, 02/15/2024	20	21
5.625%, 02/15/2021	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 06/01/2026 (B)	$30	$ 31
4.750%, 05/15/2022	20	20
Cigna
4.375%, 10/15/2028 (B)	120	126
4.125%, 11/15/2025 (B)	347	362
3.750%, 07/15/2023 (B)	80	82
3.400%, 09/17/2021 (B)	30	30
CVS Health
5.050%, 03/25/2048	20	20
4.300%, 03/25/2028	310	319
4.100%, 03/25/2025	40	42
3.700%, 03/09/2023	180	184
3.350%, 03/09/2021	30	30
Express Scripts Holding
3.400%, 03/01/2027	441	438
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	53
Medtronic
3.500%, 03/15/2025	70	73
Medtronic Global Holdings SCA
3.350%, 04/01/2027	50	52

		2,166

Industrials — 3.3%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	285
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	259	261
Air Lease
3.250%, 03/01/2025	196	193
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (B)	106	108
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	572	594
Beacon Escrow
4.875%, 11/01/2025 (B)	10	9
Canadian Pacific Railway
6.125%, 09/15/2115	127	167
Cintas No. 2
3.700%, 04/01/2027	30	32
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	172	177
DAE Funding
5.750%, 11/15/2023 (B)	10	10
Eaton
4.150%, 11/02/2042	70	72

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FedEx
4.050%, 02/15/2048	$237	$ 217
Ferguson Finance
4.500%, 10/24/2028 (B)	394	405
International Lease Finance
8.625%, 01/15/2022	20	23
5.875%, 08/15/2022	50	54
Norfolk Southern
4.837%, 10/01/2041	200	224
Park Aerospace Holdings
5.250%, 08/15/2022 (B)	50	52
Penske Truck Leasing LP
3.900%, 02/01/2024 (B)	457	472
Ryder System MTN
3.875%, 12/01/2023	432	450
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	196	199
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	651	678
United Rentals North America
6.500%, 12/15/2026	10	11
5.875%, 09/15/2026	30	31
4.875%, 01/15/2028	20	19
Waste Management
4.150%, 07/15/2049	20	21
3.500%, 05/15/2024	60	62
3.450%, 06/15/2029	10	10
3.200%, 06/15/2026	20	21

		4,877

Information Technology – 1.2%
Apple
3.200%, 05/13/2025	80	82
2.000%, 11/13/2020	30	30
1.550%, 08/04/2021	150	148
Broadcom
3.625%, 10/15/2024 (B)	224	220
3.125%, 01/15/2025	30	28
Diamond 1 Finance
4.420%, 06/15/2021 (B)	140	143
First Data
5.000%, 01/15/2024 (B)	10	10
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	72
Intel
3.700%, 07/29/2025	60	63
Microsoft
4.450%, 11/03/2045	40	46
4.100%, 02/06/2037	10	11
3.300%, 02/06/2027	130	136

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 02/06/2024	$60	$ 62
2.700%, 02/12/2025	20	20
2.400%, 02/06/2022	70	70
2.400%, 08/08/2026	160	158
1.550%, 08/08/2021	50	49
salesforce.com
3.700%, 04/11/2028	10	11
3.250%, 04/11/2023	40	41
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	211	215
Visa
4.300%, 12/14/2045	50	57
3.150%, 12/14/2025	70	72

		1,744

Materials – 0.9%
Anglo American Capital
3.625%, 09/11/2024 (B)	200	201
ArcelorMittal
4.550%, 03/11/2026	50	51
Barrick North America Finance
5.700%, 05/30/2041	60	68
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (B)	200	224
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	204
Freeport-McMoRan
5.450%, 03/15/2043	30	26
4.550%, 11/14/2024	10	10
4.000%, 11/14/2021	20	20
3.550%, 03/01/2022	30	29
Glencore Funding
4.125%, 05/30/2023 (B)	70	72
4.125%, 03/12/2024 (B)	10	10
4.000%, 03/27/2027 (B)	150	146
2.875%, 04/16/2020 (B)	10	10
Resolute Forest Products
5.875%, 05/15/2023	50	50
Reynolds Group Issuer
5.125%, 07/15/2023 (B)	20	20
Southern Copper
5.250%, 11/08/2042	80	83
Vale Overseas
6.875%, 11/21/2036	10	11
4.375%, 01/11/2022	3	3
WestRock RKT
4.000%, 03/01/2023	10	10
3.500%, 03/01/2020	20	20

		1,268

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Real Estate — 1.1%
Boston Properties
3.850%, 02/01/2023	$200	$ 208
Digital Realty Trust
3.700%, 08/15/2027	317	321
HCP
4.000%, 06/01/2025	150	157
Realty Income
4.125%, 10/15/2026	207	221
Ventas Realty
4.125%, 01/15/2026	136	142
2.700%, 04/01/2020	215	215
Welltower
4.500%, 01/15/2024	144	153
4.000%, 06/01/2025	231	242

		1,659

Utilities – 2.0%
Aquarion
4.000%, 08/15/2024 (B)	103	106
Duke Energy
3.950%, 08/15/2047	10	10
3.750%, 04/15/2024	331	344
Duke Energy Ohio
3.650%, 02/01/2029	50	53
Eversource Energy
3.150%, 01/15/2025	111	112
2.500%, 03/15/2021	305	305
Exelon
5.625%, 06/15/2035	60	71
5.100%, 06/15/2045	328	370
FirstEnergy
7.375%, 11/15/2031	220	295
4.850%, 07/15/2047	100	109
3.900%, 07/15/2027	50	52
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	300
Pacific Gas & Electric
3.500%, 10/01/2020 (D)	30	28
Sempra Energy
1.625%, 10/07/2019	239	238
Southern
3.250%, 07/01/2026	415	415
Virginia Electric & Power
3.150%, 01/15/2026	124	126

		2,934

Total Corporate Obligations (Cost $48,432) ($ Thousands)		49,803

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 15.9%
U.S. Treasury Bonds
4.500%, 02/15/2036	$353	$ 460
4.500%, 05/15/2038	2,438	3,236
3.750%, 11/15/2043	1,830	2,230
3.000%, 02/15/2048	341	369
3.000%, 08/15/2048	1,713	1,858
2.875%, 08/15/2045	550	582
2.750%, 08/15/2047	2,330	2,407
2.750%, 11/15/2047	2,249	2,322
2.500%, 02/15/2045	230	227
2.500%, 05/15/2046	826	813
U.S. Treasury Inflation Protected Securities
1.750%, 01/15/2028	146	162
1.375%, 02/15/2044	393	448
1.000%, 02/15/2046	172	182
1.000%, 02/15/2049	678	715
0.750%, 02/15/2042	45	45
U.S. Treasury Notes
3.625%, 02/15/2020	750	757
3.125%, 11/15/2028	110	119
2.875%, 08/15/2028	575	611
2.750%, 09/15/2021	873	889
2.750%, 02/15/2028	8	8
2.625%, 05/15/2021	1,739	1,761
2.625%, 02/15/2029	313	326
2.375%, 02/29/2024	1,788	1,824
2.250%, 11/15/2024	1,040	1,055

Total U.S. Treasury Obligations (Cost $22,046) ($ Thousands)		23,406

ASSET-BACKED SECURITIES – 8.6%
Automotive – 1.6%

Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (B)	100	102
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	822
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	585	600
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	160
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/2023 (B)	354	358

10	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2018-2A, Cl A2
3.690%, 10/15/2023 (B)	$377	$ 387

Other Asset-Backed Securities — 7.0%

Applebee’s Funding, Ser 2014-1, Cl A2
4.277%, 09/05/2044 (B)	99	99
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (B)	140	141
Ascentium Equipment Receivables Trust, Ser 2018-2A, Cl A2
3.270%, 10/12/2021 (B)	411	414
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	508	130
Bear Stearns Asset Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	87	87
Bear Stearns Asset Backed Securities I Trust, Ser 2004-HE6, Cl M1
3.285%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	253	251
Bear Stearns Asset Backed Securities I Trust, Ser 2004-HE7, Cl M1
3.330%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	240	240
CCG Receivables Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (B)	107	106
CCG Receivables Trust, Ser 2018-1, Cl A2
2.500%, 06/16/2025 (B)	490	490
CCG Receivables Trust, Ser 2019-1, Cl A2
2.800%, 09/14/2026 (B)	240	242
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	249	255
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.830%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	222	222
Domino’s Pizza Master Issuer, Ser 2018-1A, Cl A2I
4.116%, 07/25/2048 (B)	149	154
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
8.290%, VAR LIBOR USD 1 Month+6.100%, 09/15/2028 (B)	137	138
Morgan Stanley ABS Capital I Trust, Ser 2004-OP1, Cl M1
3.300%, VAR ICE LIBOR USD 1 Month+0.870%, 11/25/2034	243	245
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (B)	180	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
4.171%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	$75	$ 75
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (B)	347	353
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	184	192
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (B)	408	425
RAMP Trust, Ser 2006-RZ3, Cl M1
2.780%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	470	468
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (B)	100	102
Sofi Professional Loan Program Trust, Ser 2018-D, Cl A2FX
3.600%, 02/25/2048 (B)	180	187
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (B)	329	334
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
3.150%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	243	244
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	112	119
U.S. Small Business Administration, Ser 2011-20H, Cl
1 3.290%, 08/01/2031	184	188
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	808	828
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	629	653
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	190	196
U.S. Small Business Administration, Ser 2017-20I, Cl 1
2.590%, 09/01/2037	566	566
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	289	296
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	448	467

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	$283	$ 300
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	30	30
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	39	39
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (B)	305	304
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (B)	325	324
Volvo Financial Equipment LLC, Ser 2017-1A, Cl A3
1.920%, 03/15/2021 (B)	170	169

Total Asset-Backed Securities (Cost $12,474) ($ Thousands)		12,685

SOVEREIGN DEBT – 2.3%

Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	200	200
Argentine Republic Government International Bond
6.875%, 01/11/2048	140	93
5.625%, 01/26/2022	210	162
3.750%, 5.250%, 03/31/2029, 12/31/2038 (E)	20	11
Brazilian Government International Bond
5.625%, 01/07/2041	120	122
4.625%, 01/13/2028	290	294
Colombia Government International Bond
5.625%, 02/26/2044	200	223
Ecuador Government International Bond
7.875%, 01/23/2028 (B)	200	191
Egypt Government International Bond
5.577%, 02/21/2023 (B)	200	198
Indonesia Government International Bond
4.350%, 01/11/2048	400	402
Mexico Government International Bond
4.600%, 02/10/2048	230	225
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (B)	200	189
Peruvian Government International Bond
6.550%, 03/14/2037	10	14
5.625%, 11/18/2050	240	315
Poland Government International Bond
4.000%, 01/22/2024	110	116
Provincia de Buenos Aires
6.500%, 02/15/2023 (B)	200	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Republic of South Africa Government International Bond
4.300%, 10/12/2028	$200	$ 188
Uruguay Government International Bond
4.375%, 01/23/2031	200	210

Total Sovereign Debt (Cost $3,339) ($ Thousands)		3,303

LOAN PARTICIPATIONS – 1.7%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan
4.689%, VAR LIBOR+0.023%, 02/16/2024	10	10
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.689%, VAR LIBOR+0.023%, 02/16/2024	13	13
ABC Supply, Term Loan B-3
4.439%, 10/31/2023	–	–
Air Medical Group Holdings, 2018 Term Loan
5.690%, 04/28/2022	69	67
Albertson’s LLC, 2017-1 Term B-5 Loan, 1st Lien
5.609%, 12/21/2022	20	20
Albertsons, LLC, 2017-1 Term B-6
5.439%, 06/22/2023	60	60
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.840%, VAR LIBOR+0.045%, 04/06/2024	6	6
4.680%, VAR LIBOR+0.045%, 04/06/2024	12	12
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
5.439%, 08/04/2022	50	50
Asurion, LLC, Term Loan
5.439%, 11/03/2024	40	40
athenahealth, Inc., Term Loan
6.951%, 02/11/2026	–	–
Athenahealth, Inc., Term Loan B, 1st Lien
7.045%, 02/11/2026	80	80
Atlantic Aviation, Term Loan B, 1st Lien
6.190%, 12/06/2025	10	10
Avalon, Term Loan B, 1st Lien
4.191%, 01/15/2025	44	44

12	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.451%, VAR LIBOR+0.050%, 10/01/2022	$13	$ 13
Brickman Group/Brightview Landscapes, 1st Lien
5.000%, 08/15/2025	11	11
Brightview Landscapes, LLC, Initial Term Loan, 1st Lien
5.000%, 08/15/2025	9	9
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
5.189%, VAR LIBOR+0.043%, 12/23/2024	48	47
CBS Radio Inc. Term Loan B (2017)
5.178%, VAR LIBOR+0.038%, 11/18/2024	32	32
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
5.189%, VAR LIBOR+0.053%, 03/01/2024	76	75
Charter Communications Operating LLC, Term Loan B
4.440%, VAR LIBOR+0.090%, 04/30/2025	98	98
CityCenter Holdings, LLC, Term B Loan, 1st Lien
4.689%, VAR LIBOR+0.030%, 04/18/2024	18	18
Dell International L.L.C. (EMC Corporation), Refinancing Term B Loan
4.440%, 09/07/2023	39	39
Digicert, Term Loan B-2
6.439%, 10/31/2024	50	50
Edelman Financial Center, Term Loan B
5.690%, 07/21/2025 (F)	30	30
First Data Corporation, New Dollar Term Loan, Ser 2022D
4.437%, 07/08/2022	9	9
First Data Corporation, New Dollar Term Loan, Ser 2024A
4.437%, VAR LIBOR+0.060%, 04/26/2024	9	9
First Eagle Holdings, Inc. (fka Arnhold and S. Bleichroeder Holdings, Inc.), Refinancing Term Loan
5.351%, 12/02/2024	20	20
Focus Financial Partners, Term Loan, 1st Lien
4.939%, 07/03/2024	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Four Seasons, 1st Lien
4.439%, 11/30/2023	$20	$ 19
Golden Nugget, Inc., Initial Term Loan B
5.190%, VAR LIBOR+0.070%, 10/04/2023	11	11
Golden Nugget, Inc., Initial Term Loan B, 1st Lien
5.189%, VAR LIBOR+0.070%, 10/04/2023	13	13
HC Group Holdings II, Inc., 1st Lien
0.000%, 05/22/2026 (F)	40	40
Hilton Worldwide Finance, Term Loan, 1st Lien, Ser B-2
4.180%, VAR LIBOR+0.025%, 10/25/2023	42	42
iHeartCommunications, Term Loan, 1st Lien
0.000%, 05/01/2026 (F)	40	40
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan
6.180%, 11/27/2023	20	20
Intrawest, Term Loan B-1
5.439%, 07/31/2024	40	40
Jaguar Holding, Inital Term Loan
4.939%, 08/18/2022	32	32
Jane Street, Term Loan, 1st Lien
5.439%, 08/25/2022	10	10
Level 3 Financing, Inc., Tranche B, Term Loan
4.754%, VAR LIBOR+0.030%, 02/22/2024	96	94
LifePoint Health, Term Loan, 1st Lien
6.930%, 11/16/2025	80	80
LPL Holdings, Term Loan B (2017)
4.680%, 09/23/2024	10	10
MA Financeco., LLC, Tranche B-3 Term Loan
4.939%, 06/21/2024	1	1
McAfee, LLC, Term B USD Loan
6.178%, 09/30/2024	30	30
MGM Growth Properties Operating Partnership, Term B Loan, 1st Lien
4.439%, VAR US LIBOR+0.038%, 04/25/2023	32	32
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.930%, 01/30/2023	8	8
4.929%, 01/30/2023	21	20
Michaels Stores, Replacement Term Loan B
4.929%, 01/30/2023	1	1
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.351%, VAR LIBOR+0.088%, 06/07/2023	87	84

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Numericable U.S. LLC, Term Loan B
6.127%, VAR LIBOR+0.038%, 01/31/2026	$50	$ 48
ON Semiconductor, 2018 New Replacement Term Loan B-3
4.189%, 03/31/2023	25	25
Panther BF Aggregator 2 L.P., Initial Term Loan, 1st Lien
5.929%, 04/30/2026	70	69
Panther BF Aggregator 2 L.P., Term Loan, 1st Lien
3.750%, 04/30/2026 (F)	10	11
Party City Holdings Inc., 2018 Replacement Term Loan
4.940%, 08/19/2022	13	13
PCO Gaming, 1st Lien
5.439%, 05/15/2026	40	40
Phoenix Guarantor Inc., Initial Term Loan, 1st Lien
6.967%, 03/05/2026	60	60
6.923%, 03/05/2026	–	–
Post Holdings, Inc., Series A Incremental Term Loan
4.440%, VAR LIBOR+0.058%, 05/24/2024	24	24
Prime Security Services Borrower, LLC, Refinancing Term Loan B-1, Ser 2016-2
5.189%, 05/02/2022	94	93
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
5.189%, VAR LIBOR+0.040%, 02/05/2023	72	71
RPI Finance Trust, Initial Term Loan B-6
4.439%, VAR Prime Rate by Country+0.025%, 03/27/2023	27	27
Scientific Games International, Inc., Initial Term Loan B-5
5.189%, VAR LIBOR+0.055%, 08/14/2024	14	14
2.481%, VAR LIBOR+0.055%, 08/14/2024	59	58
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.939%, VAR LIBOR+0.080%, 06/21/2024	9	9
Sprint Communications, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+0.065%, 02/02/2024	19	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Station Casinos LLC, Term B Facility Loan, 1st Lien
4.940%, VAR LIBOR+0.075%, 06/08/2023	$13	$ 13
The Servicemaster Company, 1st Lien
4.939%, 11/08/2023	4	4
TKC Holdings, Inc. Term Loan B
6.190%, 02/01/2023	20	20
Trans Union LLC, 2017 Replacement Term Loan B-3
4.439%, 04/10/2023	30	30
UFC Holdings II, Inc. 1st Lien
5.690%, 04/29/2026	40	40
Unitymedia Finance LLC, Facility D Loan, 1st Lien
4.690%, VAR LIBOR+0.085%, 01/15/2026	40	40
UnityMedia, Term Loan B, 1st Lien
4.690%, VAR LIBOR+0.085%, 09/30/2025	13	13
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan
5.189%, VAR FIXED+0.000%, 03/15/2024	52	50
UPC Financing Partnership, Facility AR, 1st Lien
4.940%, VAR FIXED+0.000%, 01/15/2026	37	37
VICI Properties 1 LLC, Term B Loan, 1st Lien
4.436%, 12/20/2024	8	8
Virgin Media, Term Loan, 1st Lien
4.940%, VAR LIBOR+0.085%, 01/15/2026	55	55
Western Digital
4.187%, 04/29/2023	32	31
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.940%, VAR LIBOR+0.038%, 04/15/2025	90	88

Total Loan Participations (Cost $2,546) ($ Thousands)		2,518

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.2%
FHLB
2.125%, 02/11/2020	30	30
FHLB DN
2.460%, 09/27/2019 (C)	210	209
2.412%, 07/19/2019 (C)	290	289
2.408%, 07/05/2019 (C)	410	409

14	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.407%, 08/01/2019 (C)	$260	$ 259
2.395%, 06/21/2019 (C)	530	529

Total U.S. Government Agency Obligations (Cost $1,725) ($ Thousands)		1,725

MUNICIPAL BONDS – 1.1%

California – 0.3%
California State, GO
7.500%, 04/01/2034	280	418

Florida – 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	101

Illinois – 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	447

New Jersey – 0.2%
New Jersey State, Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	350	350

New York – 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	334

Total Municipal Bonds (Cost $1,584) ($ Thousands)		1,650

	Shares

CASH EQUIVALENT – 2.8%
SEI Daily Income Trust, Government Fund, Cl F
2.190%**†	4,128,152	4,128

Total Cash Equivalent (Cost $4,128) ($ Thousands)		4,128

Total Investments in Securities – 105.8% (Cost $152,159) ($ Thousands)		$ 155,520

	Contracts

PURCHASED OPTIONS* – 0.0%

Total Purchased Options(G) (Cost $27) ($ Thousands)	1,912,611	$ 24

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

A list of the open options contracts held by the Fund at May 31, 2019, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS – 0.0%
Put Options
June 2019, USD Call EUR Put*	Citigroup	730,000	$22	$1.16	06/22/19	$–

Call Options
November 2019, USD Put EUR Call*	Citigroup	1,182,611	5	1.14	11/16/19	24

Total Purchased Option			$27			$24

† Represents cost

A list of the open futures contracts held by the Fund at May 31, 2019, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	68	Dec-2019	$ 16,524	$ 16,644	$ 120
90-Day Euro$	5	Mar-2021	1,218	1,229	11
U.S. 10-Year Treasury Note	(63)	Sep-2019	(7,935)	(7,985)	(50)
U.S. 2-Year Treasury Note	18	Oct-2019	3,847	3,864	17
U.S. 5-Year Treasury Note	(130)	Oct-2019	(15,152)	(15,258)	(106)
U.S. Long Treasury Bond	10	Sep-2019	1,505	1,537	32
U.S. Ultra Long Treasury Bond	30	Sep-2019	5,124	5,274	150
Ultra 10-Year U.S. Treasury Note	(9)	Sep-2019	(1,222)	(1,229)	(7)

			$ 3,909	$ 4,076	$ 167

A list of the open forward foreign currency contracts held by the Fund at May 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/17/19	USD	165	ZAR	2,370	$ (3)
Citigroup	07/17/19	USD	181	AUD	254	(5)
Citigroup	07/17/19	USD	181	GBP	138	(7)
Citigroup	07/17/19	USD	380	EUR	336	(4)
Citigroup	07/17/19	USD	739	INR	51,986	2
Citigroup	07/17/19	USD	889	RUB	58,693	5
Citigroup	07/17/19	USD	1,098	IDR	15,760,196	(6)
Citigroup	07/17/19	USD	1,705	BRL	6,654	(12)
Citigroup	07/17/19	CNY	2,862	USD	426	13
Citigroup	07/17/19	USD	3,158	CAD	4,207	(42)
Citigroup	07/17/19	PHP	32,016	USD	608	(5)

						$ (64)

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2019, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.24	Sell	5.00%	Quarterly	06/20/2024	$(1,285)	$ 42	$ 73	$ (30)
CDX.NA.IG.32	Sell	1.00%	Quarterly	06/20/2024	(5,950)	84	92	(9)

						$ 126	$ 165	$ (39)

16	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.271%	SELL	Semi-Annually	10/26/2021	GBP	836	$ (8)	$ –	$ (8)
1.385%	SELL	Annually	10/30/2021	GBP	1,026	(7)	–	(7)
3 MONTH USD - LIBOR	SELL	Quarterly	06/19/2024	USD	1,733	3	–	3
2.250%	SELL	Annually	12/31/2025	USD	2,647	(83)	(15)	(68)
2.500%	SELL	Quarterly	01/31/2026	USD	1,089	(34)	(16)	(18)
2.875%	SELL	Quarterly	05/15/2044	USD	1,924	(209)	23	(232)
2.750%	SELL	Quarterly	08/15/2044	USD	918	(77)	(2)	(75)

						$ (415)	$ (10)	$ (405)

Percentages are based on Net Assets of $146,979 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2019.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2019, the value of these securities amounted to $24,571 ($ Thousands), representing 16.7% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Security is in default on interest payment.

(E)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(F)	Unsettled bank loan. Interest rate may not be available.

(G)	Refer to table below for details on Options Contracts.

ABS – Asset-Backed Security

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

Cl – Class

CMO – Collateralized Mortgage Obligation

CNY – Chinese Yuan Onshore

DN – Discount Note

EUR – Euro

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

IO – Interest Only – face amount represents notional amount.

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

L.P. – Limited Partnership

MTN – Medium Term Note

PHP – Philippine Peso

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

TBA – To Be Announced

ULC – Unlimited Liability Company

USD – United States Dollar

VAR – Variable Rate

ZAR – South African Rand

The following is a list of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$56,302	$–	$56,302
Corporate Obligations	–	49,803	–	49,803
U.S. Treasury Obligations	–	23,406	–	23,406
Asset-Backed Securities	–	12,685	–	12,685
Sovereign Debt	–	3,303	–	3,303
Loan Participations	–	2,518	–	2,518
U.S. Government Agency Obligations	–	1,725	–	1,725
Municipal Bonds	–	1,650	–	1,650
Cash Equivalent	4,128	–	–	4,128

Total Investments in Securities	$4,128	$151,392	$–	$155,520

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$24	$–	$–	$24
Futures Contracts*
Unrealized Appreciation	330	–	–	330
Unrealized Depreciation	(163)	–	–	(163)
Forwards Contracts*
Unrealized Appreciation	–	20	–	20
Unrealized Depreciation	–	(84)	–	(84)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(39)	–	(39)
Interest Rate Swaps*
Unrealized Appreciation	–	3	–	3
Unrealized Depreciation	–	(408)	–	(408)

Total Other Financial Instruments	$191	$(508)	$–	$(317)

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended May 31, 2019, there were no transfers between Level 1, Level 2 assets and liabilities.

For the period ended May 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended May 31, 2019, there were no Level 3 investments.

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Fixed Income Fund (Continued)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of May 31, 2019, the Fund is the seller (“providing protection”) on a total notional amount of $7.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
	CORPORATE	SOVERIGN	ASSET BACK SECURITY	CORPORATE
REFERENCE ASSET	DEBT	DEBT	DEBT	DEBT	Total
Fair value of written credit derivatives	$–	$–	$–	$125,704	$125,704
Maximum potential amount of future payments	–	–	–	7,235,000	7,235,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	–	–	–	–	–
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	–	–	–	–	–

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0-100	$–	$–	$–	$5,950,000	$–	$5,950,000
101 - 200	–	–	–	–	–	–
201 -300	–	–	–	–	–	–
301 -400	–	–	–	1,285,000	–	1,285,000
Greater than 400	–	–	–	–	–	–
Total	$–	$–	$–	$7,235,000	$–	$7,235,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Amounts designated as “–” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the period ended May 31, 2019 ($ Thousands):

Security Description	Value at 2/28/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 6,772	$ 15,190	$ (17,834)	$ –	$ –	$ 4,128	4,128,152	$ 26	$ –

18	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 72.9%

Communication Services – 6.0%
Activision Blizzard Inc	1,536	$67
Alphabet Inc, Cl A *	2,435	2,694
Alphabet Inc, Cl C *	600	662
AT&T Inc	71,309	2,181
CBS Corp, Cl B	1,031	50
Charter Communications Inc, Cl A *	818	308
Comcast Corp, Cl A	14,311	587
Electronic Arts Inc *	1,255	117
Facebook Inc, Cl A *	18,876	3,350
Interpublic Group of Cos Inc/The	2,450	52
John Wiley & Sons Inc, Cl A	1,163	49
Live Nation Entertainment Inc *	1,776	108
Madison Square Garden Co/The *	191	57
Netflix Inc *	2,265	778
New York Times Co/The, Cl A	2,337	74
Omnicom Group Inc	21,567	1,668
Pareteum Corp *	9,926	39
Sprint Corp *	8,319	57
Take-Two Interactive Software Inc *	734	79
T-Mobile US Inc *	4,669	343
Verizon Communications Inc	15,014	816
Viacom Inc, Cl B	1,657	48
Walt Disney Co/The	6,703	885

		15,069

Consumer Discretionary – 10.4%
Amazon.com Inc *	2,656	4,715
Best Buy Co Inc	1,325	83
Big Lots Inc	5,973	165
Bloomin’ Brands Inc	9,169	177
Booking Holdings Inc *	132	219
Carnival Corp	25,197	1,290
Cheesecake Factory Inc/The	4,938	214
Cooper Tire & Rubber Co	4,116	114
Darden Restaurants Inc	434	50
Deckers Outdoor Corp *	374	57
Delphi Automotive PLC *	5,109	327
Dollar General Corp	17,928	2,282
Dollar Tree Inc *	4,758	483
DR Horton Inc	15,427	660
Dunkin’ Brands Group Inc	777	58
eBay Inc	12,262	441
Etsy Inc *	983	61
Ford Motor Co	6,427	61
frontdoor Inc *	1,192	48
Gap Inc/The	2,620	49
Garmin Ltd	814	62
General Motors Co	45,086	1,503
Gentherm Inc *	1,199	45
Goodyear Tire & Rubber Co/The	3,742	50
Hasbro Inc	526	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hilton Worldwide Holdings Inc	1,519	$136
Home Depot Inc/The	6,629	1,259
Hyatt Hotels Corp, Cl A	774	56
Kohl’s Corp	839	41
Kontoor Brands Inc *	236	7
Las Vegas Sands Corp	958	53
Lear Corp	411	49
Lovesac Co/The *	1,411	51
Lowe’s Cos Inc	21,948	2,047
Macy’s Inc	1,472	30
Magna International Inc	16,863	724
Marriott International Inc/MD, Cl A	679	85
McDonald’s Corp	4,191	831
Modine Manufacturing Co *	18,893	243
Mohawk Industries Inc *	4,755	645
Monro Inc	732	58
NIKE Inc, Cl B	7,680	592
Nordstrom Inc	1,516	47
Norwegian Cruise Line Holdings Ltd *	7,705	422
O’Reilly Automotive Inc *	141	52
PulteGroup Inc	18,091	561
Ross Stores Inc	20,089	1,868
Royal Caribbean Cruises Ltd	4,487	546
Skechers U.S.A. Inc, Cl A *	13,555	379
Starbucks Corp	5,909	449
Tesla Inc *	364	67
TJX Cos Inc/The	6,986	351
Ulta Beauty Inc *	235	78
Urban Outfitters Inc *	9,051	203
Vail Resorts Inc	2,130	458
VF Corp	1,652	135
Williams-Sonoma Inc	1,003	59
Wingstop Inc	967	77
Wyndham Destinations Inc	1,185	47
YETI Holdings Inc *	2,157	52
Yum China Holdings Inc	3,981	159
Yum! Brands Inc	560	57

		26,238

Consumer Staples – 5.8%
Altria Group Inc	30,349	1,489
Andersons Inc/The	3,336	91
Archer-Daniels-Midland Co	1,290	49
Brown-Forman Corp, Cl B	1,103	55
Bunge Ltd	963	50
Campbell Soup Co	3,192	116
Clorox Co/The	1,567	233
Coca-Cola Co/The	17,527	861
Colgate-Palmolive Co	7,862	547
Conagra Brands Inc	45,979	1,231
Constellation Brands Inc, Cl A	832	147
Costco Wholesale Corp	1,572	377

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flowers Foods Inc	2,694	$60
Hain Celestial Group Inc/The *	13,703	279
Hershey Co/The	1,957	258
Hormel Foods Corp	1,199	47
Ingredion Inc	2,181	166
JM Smucker Co/The	16,891	2,053
Kellogg Co	3,231	170
Keurig Dr Pepper Inc	2,773	78
Kimberly-Clark Corp	3,984	510
Kraft Heinz Co/The	1,549	43
McCormick & Co Inc/MD	941	147
Molson Coors Brewing Co, Cl B	15,340	843
Mondelez International Inc, Cl A	3,900	198
Monster Beverage Corp *	884	55
PepsiCo Inc	7,764	994
Philip Morris International Inc	24,389	1,881
Pilgrim’s Pride Corp *	9,968	255
Simply Good Foods Co/The *	2,945	63
Sprouts Farmers Market Inc *	1,919	38
Sysco Corp	3,544	244
TreeHouse Foods Inc *	838	44
Tyson Foods Inc, Cl A	10,220	776
US Foods Holding Corp *	1,326	46
Walgreens Boots Alliance Inc	3,089	152

		14,646

Energy – 3.5%
Anadarko Petroleum Corp	1,282	90
Apache Corp	1,840	48
Baker Hughes a GE Co, Cl A	1,514	32
Chevron Corp	22,912	2,609
ConocoPhillips	14,292	843
Core Laboratories NV	8,827	421
Devon Energy Corp	1,691	43
DMC Global Inc	1,021	69
EOG Resources Inc	556	46
Exxon Mobil Corp	9,468	670
Gulfport Energy Corp *	33,205	182
Helmerich & Payne Inc	1,311	64
Hess Corp	1,534	86
Kinder Morgan Inc/DE	25,906	517
Marathon Petroleum Corp	850	39
Occidental Petroleum Corp	24,833	1,236
ONEOK Inc	921	59
PBF Energy Inc, Cl A	3,094	82
Phillips 66	555	45
Range Resources Corp	13,358	104
Schlumberger Ltd	43,086	1,495

		8,780

Financials – 12.1%
Aflac Inc	43,630	2,238
AGNC Investment Corp ‡	2,829	46

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allstate Corp/The	1,314	$126
American Equity Investment Life Holding Co	21,170	599
American Express Co	2,157	247
American International Group Inc	1,158	59
Annaly Capital Management Inc ‡	72,745	641
Aon PLC	352	63
AXA Equitable Holdings Inc	11,380	234
Bancorp Inc/The *	5,099	45
Bank of America Corp	67,106	1,785
Bank of New York Mellon Corp/The	6,349	271
BankUnited Inc	11,232	365
BB&T Corp	1,008	47
BlackRock Inc, Cl A	522	217
Blackstone Group LP/The (A)	24,992	946
Capital One Financial Corp	657	56
Cboe Global Markets Inc	535	58
Charles Schwab Corp/The	1,227	51
Chubb Ltd	1,561	228
Citigroup Inc	48,670	3,025
CME Group Inc, Cl A	2,621	504
CNA Financial Corp	4,132	186
CNO Financial Group Inc	23,998	377
Cowen Inc, Cl A *	9,917	150
Cullen/Frost Bankers Inc	907	83
Discover Financial Services	857	64
E*TRADE Financial Corp	6,681	299
Everest Re Group Ltd	3,800	941
First Commonwealth Financial Corp	17,417	219
First Republic Bank/CA	491	48
FNB Corp/PA	24,890	274
Franklin Resources Inc	1,707	54
Great Western Bancorp Inc	12,488	388
Hartford Financial Services Group Inc/The	3,442	181
Intercontinental Exchange Inc	8,179	672
Invesco Ltd	26,314	514
JPMorgan Chase & Co	21,897	2,320
KeyCorp	3,317	53
KKR & Co Inc, Cl A	37,302	831
Legg Mason Inc	1,747	62
Lincoln National Corp	983	58
Marsh & McLennan Cos Inc	24,009	2,295
MetLife Inc	4,026	186
Moody’s Corp	599	110
Morgan Stanley	8,781	357
Morningstar Inc	695	97
MSCI Inc, Cl A	353	78
Nasdaq Inc	587	53
National General Holdings Corp	22,522	512
Northern Trust Corp	2,684	230
PNC Financial Services Group Inc/The	1,879	239
Principal Financial Group Inc	1,152	59
Progressive Corp/The	15,046	1,193

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prudential Financial Inc	3,895	$360
Regions Financial Corp	6,455	89
S&P Global Inc	5,214	1,115
Santander Consumer USA Holdings Inc	4,402	99
SLM Corp	33,402	318
State Street Corp	33,543	1,853
SunTrust Banks Inc	812	49
Synchrony Financial	2,528	85
T Rowe Price Group Inc	1,349	136
TD Ameritrade Holding Corp	1,020	51
Travelers Cos Inc/The	433	63
Two Harbors Investment Corp ‡	3,597	44
Umpqua Holdings Corp	19,773	316
US Bancorp	2,210	111
Voya Financial Inc	1,088	55
Wells Fargo & Co	12,944	574
Willis Towers Watson PLC	290	51
Zions Bancorp NA	1,209	52

		30,455

Health Care – 12.4%
Abbott Laboratories	47,426	3,611
ABIOMED Inc *	1,263	331
Acadia Healthcare Co Inc *	1,743	56
Agios Pharmaceuticals Inc *	1,478	68
Alcon Inc *	4,078	237
Alexion Pharmaceuticals Inc *	2,688	306
Align Technology Inc *	178	51
Alkermes PLC *	2,924	63
Alnylam Pharmaceuticals Inc *	3,042	205
Anthem Inc	1,653	460
ArQule Inc *	15,735	113
Array BioPharma Inc *	6,977	184
Axonics Modulation Technologies Inc *	1,700	56
Axsome Therapeutics Inc *	11,477	264
Baxter International Inc	9,730	715
BioDelivery Sciences International Inc *	102,832	446
Biohaven Pharmaceutical Holding Co Ltd *	2,040	115
BioMarin Pharmaceutical Inc *	5,008	412
Boston Scientific Corp *	39,255	1,508
Bruker Corp	16,591	693
Cantel Medical Corp	702	48
Cardinal Health Inc	3,870	163
Centene Corp *	4,286	248
Cerner Corp	1,889	132
Chemed Corp	160	52
Cigna Corp	3,559	527
Coherus Biosciences Inc *	2,920	55
Covetrus Inc *	987	24
CVS Health Corp	50,541	2,647
DaVita Inc *	1,288	56
DENTSPLY SIRONA Inc	1,719	93

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dermira Inc *	34,559	$323
DexCom Inc *	722	88
Edwards Lifesciences Corp *	1,725	294
Elanco Animal Health Inc *	22,873	715
Encompass Health Corp	831	49
Ensign Group Inc/The	1,109	59
Evolus Inc *	11,856	161
Exact Sciences Corp *	856	89
Exelixis Inc *	3,921	77
Glaukos Corp *	758	49
Guardant Health Inc *	588	45
Henry Schein Inc *	2,467	159
Hill-Rom Holdings Inc	1,390	134
Hologic Inc *	1,306	57
Horizon Therapeutics Plc *	43,878	1,046
Humana Inc	1,123	275
ICU Medical Inc *	171	36
IDEXX Laboratories Inc *	489	122
Incyte Corp *	2,587	203
Inspire Medical Systems Inc *	1,002	57
Insulet Corp *	584	64
Integra LifeSciences Holdings Corp *	1,163	54
Intuitive Surgical Inc *	693	322
Ionis Pharmaceuticals Inc *	1,893	124
IQVIA Holdings Inc *	5,527	751
Laboratory Corp of America Holdings *	513	83
LHC Group Inc *	1,055	120
Magellan Health Inc *	9,212	608
Masimo Corp *	874	114
McKesson Corp	1,393	170
Mettler-Toledo International Inc *	1,022	739
Mirati Therapeutics Inc *	698	47
Moderna Inc *	2,310	48
Molina Healthcare Inc *	616	88
NanoString Technologies Inc *	17,059	485
Nektar Therapeutics, Cl A *	15,196	476
NeoGenomics Inc *	28,775	625
Neurocrine Biosciences Inc *	1,611	137
Novocure Ltd *	1,011	54
Omnicell Inc *	681	54
Penumbra Inc *	579	83
PRA Health Sciences Inc *	8,124	705
Premier Inc, Cl A *	1,272	47
Quest Diagnostics Inc	2,735	262
Ra Pharmaceuticals Inc *	4,519	98
Reata Pharmaceuticals Inc, Cl A *	5,033	429
Repligen Corp *	1,901	132
ResMed Inc	3,431	392
Sage Therapeutics Inc *	901	155
Sarepta Therapeutics Inc *	2,359	269
Seattle Genetics Inc *	1,982	129
Shockwave Medical Inc *	907	54

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
STERIS PLC	1,076	$144
Stryker Corp	2,405	441
Tandem Diabetes Care Inc *	1,299	89
Teleflex Inc	473	136
Tivity Health Inc *	7,663	140
Tricida Inc *	9,409	346
United Therapeutics Corp *	2,684	225
Varian Medical Systems Inc *	2,254	285
Veeva Systems Inc, Cl A *	378	58
Veracyte Inc *	6,405	145
Vertex Pharmaceuticals Inc *	5,680	944
Waters Corp *	3,529	708
WellCare Health Plans Inc *	480	133
West Pharmaceutical Services Inc	999	115
Zimmer Biomet Holdings Inc	5,327	607
Zoetis Inc, Cl A	8,039	812

		31,223
Industrials – 6.4%
3M Co	8,927	1,426
ACCO Brands Corp	15,434	113
AGCO Corp	1,432	95
Alaska Air Group Inc	775	45
Allegion PLC	536	52
AMERCO	140	52
American Airlines Group Inc	28,082	765
AMETEK Inc	605	50
AO Smith Corp	943	38
Apogee Enterprises Inc	13,968	506
Arcosa Inc	1,758	60
ASGN Inc *	1,076	55
Astec Industries Inc	2,843	84
Atlas Air Worldwide Holdings Inc *	11,564	409
Casella Waste Systems Inc, Cl A *	1,827	71
Caterpillar Inc	1,301	156
CH Robinson Worldwide Inc	602	48
Cintas Corp	5,586	1,239
Clean Harbors Inc *	1,128	72
CoStar Group Inc *	109	56
CSX Corp	1,508	112
Cummins Inc	1,667	251
Deere & Co	1,422	199
Delta Air Lines Inc	16,527	851
Dover Corp	1,366	122
Eaton Corp PLC	7,631	568
Emerson Electric Co	1,607	97
Enphase Energy Inc *	3,688	56
Equifax Inc	476	58
Fastenal Co	1,480	45
FedEx Corp	1,376	212
Flowserve Corp	1,306	61
Fortive Corp	627	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HD Supply Holdings Inc *	1,156	$48
Hexcel Corp	889	65
IHS Markit Ltd *	1,072	62
Illinois Tool Works Inc	15,407	2,151
Ingersoll-Rand PLC	3,308	391
JB Hunt Transport Services Inc	536	46
JetBlue Airways Corp *	2,913	50
Johnson Controls International plc	8,766	338
Kansas City Southern	423	48
Kratos Defense & Security Solutions Inc *	2,467	54
LB Foster Co, Cl A *	3,821	92
Lennox International Inc	194	51
Lydall Inc *	6,735	122
Macquarie Infrastructure Corp	1,159	46
ManpowerGroup Inc	944	81
Masco Corp	1,719	60
MSC Industrial Direct Co Inc, Cl A	598	42
Nielsen Holdings PLC	2,443	56
Oshkosh Corp	837	60
Owens Corning	2,456	119
PACCAR Inc	771	51
Parker-Hannifin Corp	356	54
Pentair PLC	1,364	48
Regal Beloit Corp	733	53
Republic Services Inc, Cl A	700	59
Resideo Technologies Inc *	2,553	50
REV Group Inc	18,346	203
Rockwell Automation Inc	1,053	157
Rollins Inc	1,349	51
Roper Technologies Inc	173	60
Sensata Technologies Holding PLC *	1,149	49
Snap-on Inc	310	48
Southwest Airlines Co	1,122	53
Spirit AeroSystems Holdings Inc, Cl A	1,276	103
Stanley Black & Decker Inc	440	56
Toro Co/The	721	47
TransDigm Group Inc *	118	52
TriNet Group Inc *	836	53
Trinity Industries Inc	4,400	85
United Continental Holdings Inc *	1,139	88
United Parcel Service Inc, Cl B	2,273	211
United Rentals Inc *	402	44
Univar Inc *	2,330	47
Verisk Analytics Inc, Cl A	474	66
Wabtec Corp	720	45
Waste Management Inc	3,478	380
Watsco Inc	331	52
WESCO International Inc *	1,999	94
Woodward Inc	485	53
WW Grainger Inc	5,535	1,448

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	3,182	$236

		16,150
Information Technology – 12.8%
Accenture PLC, Cl A	4,534	807
Adobe Inc *	8,630	2,338
Analog Devices Inc	1,648	159
Apple Inc	14,764	2,585
Applied Materials Inc	1,271	49
Autodesk Inc *	816	131
Automatic Data Processing Inc	9,915	1,588
Avalara Inc *	2,022	137
Broadcom Inc	2,231	561
Cisco Systems Inc	20,423	1,063
Cognizant Technology Solutions Corp, Cl A	621	38
Dell Technologies Inc, Cl C *	1,116	66
DXC Technology Co	691	33
Fidelity National Information Services Inc	452	54
First Data Corp, Cl A *	1,978	50
Fiserv Inc *	618	53
Global Payments Inc	6,372	982
Hewlett Packard Enterprise Co	9,157	126
HP Inc	13,292	248
Intel Corp	13,137	579
Intuit Inc	1,604	393
IPG Photonics Corp *	2,086	261
Keysight Technologies Inc *	598	45
Lam Research Corp	2,217	387
Lattice Semiconductor Corp *	3,985	51
Mastercard Inc, Cl A	4,715	1,186
Microchip Technology Inc	15,904	1,273
Micron Technology Inc *	16,901	551
Microsoft Corp	49,617	6,137
NCR Corp *	6,852	210
NetApp Inc	980	58
NVIDIA Corp	4,909	665
ON Semiconductor Corp *	2,294	41
PayPal Holdings Inc *	10,264	1,126
QUALCOMM Inc	15,034	1,005
Red Hat Inc *	1,062	196
salesforce.com Inc *	12,197	1,847
Skyworks Solutions Inc	606	40
Super Micro Computer Inc *	29,161	554
Symantec Corp	3,404	64
Taiwan Semiconductor Manufacturing Co
Ltd ADR	5,142	197
Telaria Inc *	8,457	63
Teradata Corp *	1,351	46
Texas Instruments Inc	4,365	455
Visa Inc, Cl A	19,314	3,116
VMware Inc, Cl A *	382	68
Workday Inc, Cl A *	251	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Workiva Inc, Cl A *	1,038	$58
Worldpay Inc, Cl A *	4,600	560
Xilinx Inc	598	61

		32,412
Materials – 3.0%
Air Products & Chemicals Inc	3,688	751
AptarGroup Inc	687	78
Avery Dennison Corp	1,234	128
B2Gold Corp *	35,431	96
Ball Corp	3,890	239
Berry Global Group Inc *	1,067	50
Cabot Corp	883	35
Century Aluminum Co *	9,125	51
Commercial Metals Co	19,369	259
Crown Holdings Inc *	12,110	671
Domtar Corp	1,435	60
Dow Inc	5,823	272
DowDuPont Inc	17,471	533
Eastman Chemical Co	6,389	415
Ecolab Inc	466	86
FMC Corp	1,027	75
Freeport-McMoRan Inc	21,003	204
Huntsman Corp	13,246	230
International Flavors & Fragrances Inc	1,080	146
International Paper Co	1,238	51
Linde PLC	3,096	559
Livent Corp *	960	6
LyondellBasell Industries NV, Cl A	607	45
Newmont Goldcorp Corp	21,641	716
Nucor Corp	870	42
Owens-Illinois Inc	27,394	438
PPG Industries Inc	510	53
Sherwin-Williams Co/The	1,001	420
Sonoco Products Co	3,500	216
United States Steel Corp	15,292	181
Venator Materials PLC *	15,376	67
Vulcan Materials Co	3,153	394
Westrock Co	1,448	47

		7,614
Real Estate – 1.2%
American Campus Communities Inc ‡	1,095	51
American Tower Corp ‡	886	185
AvalonBay Communities Inc ‡	909	185
Brandywine Realty Trust ‡	3,873	59
CBRE Group Inc, Cl A *‡	1,320	60
Corporate Office Properties Trust ‡	2,505	70
Crown Castle International Corp ‡	3,079	400
Equinix Inc ‡	145	70
Equity Residential ‡	780	60
Essex Property Trust Inc ‡	187	55
HCP Inc ‡	1,868	59

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Host Hotels & Resorts Inc ‡	7,990	$145
Iron Mountain Inc ‡	1,533	47
Jones Lang LaSalle Inc ‡	410	51
Kilroy Realty Corp ‡	811	60
Prologis Inc ‡	8,506	627
Public Storage ‡	252	60
Realty Income Corp ‡	747	52
Retail Value Inc ‡	1,931	62
Simon Property Group Inc ‡	566	92
Ventas Inc ‡	1,890	122
VEREIT Inc ‡	6,295	56
Vornado Realty Trust ‡	765	51
Welltower Inc ‡	1,829	149
Weyerhaeuser Co ‡	5,915	135

		2,963
Utilities – 1.3%
Alliant Energy Corp	1,056	50
Ameren Corp	786	58
American Electric Power Co Inc	675	58
American Water Works Co Inc	950	107
Avangrid Inc	1,034	52
CMS Energy Corp	6,772	380
Consolidated Edison Inc	664	57
Dominion Energy Inc	694	52
DTE Energy Co	4,961	622
Duke Energy Corp	1,264	108
Edison International	839	50
Entergy Corp	595	58
Evergy Inc	923	54
Eversource Energy	2,451	181
Exelon Corp	4,513	217
FirstEnergy Corp	1,272	52
NextEra Energy Inc	1,489	295
NiSource Inc	2,008	56
Pinnacle West Capital Corp	590	55
PPL Corp	1,714	51
Public Service Enterprise Group Inc	939	55
Sempra Energy	466	61
Southern Co/The	1,127	60
WEC Energy Group Inc	737	59
Xcel Energy Inc	6,735	386

		3,234

Total Common Stock
(Cost $162,760) ($ Thousands)		188,784

FOREIGN COMMON STOCK – 22.3%
Australia – 0.5%
BHP Group Ltd ADR	22,006	1,143

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
South32 Ltd ADR	7,863	$91
		1,234

Austria – 0.8%
Erste Group Bank AG *	26,888	951
Schoeller-Bleckmann Oilfield Equipment AG	7,141	563
voestalpine AG	19,515	508
		2,022

Bermuda – 0.1%
Marvell Technology Group Ltd	12,302	274

Brazil – 0.8%
Banco Bradesco SA ADR *	126,853	1,187
JBS SA	162,700	904
		2,091

Canada – 1.1%
Canadian Natural Resources Ltd	57,388	1,549
Magna International Inc	17,257	739
Rogers Communications Inc, Cl B	9,788	515
		2,803

Chile – 0.0%
Sociedad Quimica y Minera de Chile SA ADR	5,090	155

China – 1.2%
Alibaba Group Holding Ltd ADR *	8,215	1,226
Anhui Conch Cement Co Ltd, Cl H	176,500	1,031
Baidu Inc ADR *	2,280	251
BYD Co Ltd, Cl H	102,000	597
		3,105

Colombia – 0.4%
Bancolombia SA ADR	21,447	1,007
Czech Republic – 0.2%
Komercni banka as	14,103	531

France – 1.0%
Capgemini SE	8,504	949
Societe Generale SA	23,306	583
Sodexo SA	9,550	1,096
		2,628

Germany – 0.9%
BASF SE	12,609	830
Continental AG	5,814	789
Vonovia SE ‡	12,654	662
		2,281

Hong Kong – 0.7%
ANTA Sports Products Ltd	60,000	368
China Life Insurance Co Ltd, Cl H	362,000	840
Sinopharm Group Co Ltd, Cl H	135,200	508
		1,716

India – 0.8%
HDFC Bank Ltd ADR	9,560	1,187

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
ICICI Bank Ltd ADR	81,768	$981
		2,168

Indonesia – 0.1%
Indofood Sukses Makmur Tbk PT	714,400	330

Ireland – 2.2%
AerCap Holdings NV *	10,948	491
ICON PLC *	19,993	2,830
Jazz Pharmaceuticals PLC *	7,696	966
Medtronic PLC	15,468	1,432
		5,719

Israel – 0.3%
Check Point Software Technologies Ltd *	8,051	888
Italy – 0.2%
Prysmian SpA	36,774	612

Japan – 1.7%
Denso Corp	33,900	1,312
Hitachi Ltd	31,000	1,052
SoftBank Group Corp	10,100	954
Toray Industries Inc	146,500	1,008
		4,326

Mexico – 0.3%
Grupo Financiero Banorte SAB de CV, Cl O	132,600	722

Netherlands – 2.1%
Heineken NV	12,527	1,312
NXP Semiconductors NV	1,199	106
RELX PLC	51,732	1,201
Royal Dutch Shell PLC, Cl A	26,915	836
Royal Dutch Shell PLC ADR, Cl A	32,241	1,993
		5,448

Norway – 1.2%
DNB ASA	92,658	1,571
Equinor ASA ADR	79,086	1,514
		3,085

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Puerto Rico – 0.0%
OFG Bancorp	2,668	$50

Singapore – 0.5%
DBS Group Holdings Ltd	70,500	1,244

South Korea – 0.4%
Samsung Electronics Co Ltd	28,171	1,005

Spain – 0.7%
Amadeus IT Group SA, Cl A	23,403	1,783

Switzerland – 0.5%
Credit Suisse Group AG ADR	109,793	1,237

Taiwan – 1.1%
ASE Technology Holding Co Ltd	310,700	588
Hon Hai Precision Industry Co Ltd	354,960	830
Taiwan Semiconductor Manufacturing Co Ltd	194,000	1,445
		2,863

United Kingdom – 2.5%
Barclays PLC	371,460	699
BP PLC ADR	39,565	1,611
Diageo PLC	36,945	1,549
HSBC Holdings PLC	128,935	1,048
ITV PLC	259,567	351
Rio Tinto PLC ADR	19,393	1,124
		6,382
Total Foreign Common Stock (Cost $54,703) ($ Thousands)		57,709

CASH EQUIVALENT – 2.4%
SEI Daily Income Trust, Government Fund, Cl F
2.190%**†	6,103,988	6,104
Total Cash Equivalent (Cost $6,104) ($ Thousands)		6,104

Total Investments in Securities – 97.6% (Cost $223,567) ($ Thousands)		$252,597

A list of the open futures contracts held by the Fund at May 31, 2019, is as follows:

	Number of				Unrealized
	Contracts	Expiration	Notional Amount	Value	Depreciation
Type of Contract	Long	Date	(Thousands)	(Thousands)	(Thousands)
Russell 2000 Index E-MINI	17	Jun-2019	$ 1,293	$ 1,246	$ (47)
S&P 500 Index E-MINI	60	Jun-2019	8,527	8,258	(269)

			$ 9,820	$ 9,504	$ (316)

SEI Catholic Values Trust / Quarterly Report / May 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2019

Catholic Values Equity Fund (Continued)

Percentages are based on Net Assets of $258,780 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2019.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At May 31, 2019, such securities amounted to $946 ($ Thousands), or 0.4% of the net assets of the Fund.

ADR – American Depositary Receipt

Cl – Class

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of May 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$188,784	$–	$–	$188,784
Foreign Common Stock	57,709	–	–	57,709
Cash Equivalent	6,104	–	–	6,104

Total Investments in Securities	$252,597	$–	$–	$252,597

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(316)	$–	$–	$(316)

Total Other Financial Instruments	$(316)	$–	$–	$(316)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended May 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended May 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2019 ($ Thousands):

Security Description	Value at 2/28/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/2019	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$5,352	$8,005	$(7,253)	$—	$—	$6,104	6,103,988	$33	$—

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2019